Commitments	12 Months Ended
Dec. 31, 2022
Commitments
Commitments

 18.      Commitments

Voyage revenue

The Company enters into time charter arrangements on its vessels. As at December 31, 2022, the non-cancellable arrangements had remaining terms between nil days to eight months, assuming redelivery at the earliest possible date. As at December 31, 2021, the non-cancellable arrangements had remaining terms between nil days to two and a half months, assuming redelivery at the earliest possible date. Future net minimum lease revenues receivable under non-cancellable operating leases as at December 31, 2022 and 2021, were as follows (vessel off-hires and dry-docking days that could occur but are not currently known are not taken into consideration and early delivery of the vessels by the charterers is not accounted for):

	2022	2021
Within one year	6,675	6,082
Total	6,675	6,082

These amounts include consideration for other elements of the arrangement apart from the right to use the vessel such as maintenance and crewing and its related costs.

Office lease contract

As further discussed in Note 4 the Company has recognized a right of use asset and a corresponding liability with respect to the rental agreement of office space for its operations within a building leased by FG Europe (an affiliate of Globus’s chairman).

The depreciation charge for right-of-use assets for the years ended December 31, 2022, 2021 and 2020, was $327, $206 and $112, respectively, and recognized under depreciation in the income statement component of the consolidated statements of comprehensive income/(loss). The interest expense on lease liability for the years ended December 31, 2022, 2021 and 2020, was $54, $52 and $44 respectively, and recognized under interest expense and finance costs in the income statement component of the consolidated statements of comprehensive income/(loss).

At December 31, 2022 and 2021, the current lease liability amounted to $321 and $349, respectively. The non-current lease liability amounted to $188 and $556, respectively. As at December 31, 2022 and 2021, the net carrying amount of the right of use asset was $493 and $888, respectively. These are included in the accompanying consolidated statements of financial position. The total cash outflows for leases for the years ended December 31, 2022, 2021 and 2020, were approximately $341, $314 and $229, respectively, and were recognized in the consolidated statement of cash flows under the Payment of lease liability – principal and Interest Paid.

Commitments under shipbuilding contracts

On April 29, 2022, the Company entered into a contract, through its subsidiary, Calypso Shipholding S.A., for the construction and purchase of one fuel efficient bulk carrier of about 64,000 dwt vessel. The vessel will be built at Nihon Shipyard Co. in Japan and is scheduled to be delivered during the first half of 2024. The total consideration for the construction of the vessel is approximately $37.5 million (absolute amount), which the Company intends to finance with a combination of debt and equity. In May 2022 the Company paid the 1st instalment of $7.4 million (absolute amount), which is included under Advances for vessel purchase in the consolidated statement of financial position.

On May 13, 2022, the Company has signed two contracts, through its subsidiaries, Daxos Maritime Limited and Paralus Shipholding S.A., for the construction and purchase of two fuel efficient bulk carrier of about 64,000 dwt each. The sister vessels will be built at Nantong COSCO KHI Ship Engineering Co. in China with the first one scheduled to be delivered during the third quarter of 2024 and the second one scheduled during the fourth quarter of 2024. The total consideration for the construction of both vessels is approximately $70.3 million (absolute amount), which the Company intends to finance with a combination of debt and equity. In May 2022 the Company paid the 1st instalment of $13.8 million (absolute amount) and in November 2022 paid the 2nd instalment of $6.9 million (absolute amount) for both vessels under construction. Both instalments are included under Advances for vessel purchase in the consolidated statement of financial position.

The contractual annual payments per subsidiary to be made subsequent to December 31, 2022, were as follows:

December 31,	Calypso Shipholding S.A.	Daxos Maritime Limited	Paralus Shipholding S.A.
2023	11,100	—	—
2024	18,500	24,785	24,785
Total	29,600	24,785	24,785